The Royce Funds


PMF II


PROSPECTUS -- November 1, 1996


NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-
800-221-4268 SHAREHOLDER SERVICES -- 1-800-841-1180  INVESTMENT
ADVISOR SERVICES -- 1-800-33-ROYCE INVESTMENT
OBJECTIVE AND
POLICIES

PMF II (the "Fund") seeks long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of small and micro-cap companies. The Fund's securities are selected on a value basis. There can be no assurance that the Fund will achieve its objective.

The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of 12 series. This Prospectus relates to PMF II only.


ABOUT THIS
PROSPECTUS

This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information," containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The Statement is dated November 1, 1996 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.

If you are viewing the electronic version of this Prospectus through an on-line computer service, you may request a printed version free of charge by calling Investor Information. The E-mail address for The Royce Funds is roycenet@interport.net and the Internet Home Page is http://www.roycefunds.com

TABLE OF CONTENTS
                               Page
Fund Expenses.. . . . . . .      2
Investment Performance . . .     2
Investment Objective . . . .     2
Investment Policies. . . . .     3
Investment Risks . . . . . .     3
Investment Limitations . . .     5
Management of the Trust  . .     6
General Information. . . . .     7
Dividends, Distributions and Taxes . .    7
Net Asset Value Per Share. .         8

                                                 Page
SHAREHOLDER GUIDE
Opening an Account and Purchasing Shares . . . .    9
Choosing a Distribution Option . . . .   11
Important Account Information. . .  11
Redeeming Your Shares. . . .    12
Exchange Privilege . . . . .    14
Transferring Ownership . . .    14
Other Services . . . . . . .         14

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EX- CHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES



The Fund is
no-load and has
no 12b-1 fees

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.
                       Shareholder Transaction Expenses
     Sales Load Imposed on Purchases . . . . . . . . . . . .    None
Sales Load Imposed on Reinvested Dividends. . . . . .
                      .    None
     Deferred Sales Load . . . . . . . . . . . . . .
     . . . .    None Redemption Fee -- on share
     purchases held for 1 year or more. . . None
Early Redemption Fee -- on share purchases held for less
than 1 year     1%

           Annual Fund Operating Expenses

     Management Fees (after waivers) . . . . .       .00%
     Other Expenses (after reimbursement). . .       .99%
     Total Operating Expenses. . . . . . . . .       .99%

The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management Fees would be 1.00%, Other expenses would be 1.99% and Total
Operating Expenses would be 2.99% without the waivers
of management fees and reimbursement of Fund expenses
by Quest Advisory Corp. ("Quest"), the Fund's
investment adviser.   Quest has voluntarily committed to reduce
its management fees and reimburse Fund expenses to the extent necessary to maintain annual Total Operating Expenses at or below .99% through December 31, 1997.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

              1 Year                    3 Years
               $10                      $32

These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.


INVESTMENT
PERFORMANCE

Total return is the
change in value over
a given time period,
assuming
 reinvestment of
dividends and capital
gains distributions

The Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period. Total returns are historical measures of past performance and are not intended to indicate future performance. Total returns assume the reinvestment of all net investment income dividends and capital gains distributions. The figures do not reflect the Fund's early redemption fee because this fee applies only to redemptions of share purchases held for less than one year. Additionally, the performance of the Fund may be compared in publications to i) the performance of various indices and investments for which reliable performance data is available and to ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.


INVESTMENT
OBJECTIVE

The investment objective of PMF II is long-term capital appreciation. It seeks to achieve this objective primarily through investments in common stocks and securities convertible into common stocks of small and micro-cap companies. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment objective of long-term capital appreciation is fundamental and may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").


INVESTMENT
POLICIES



The Fund invests
on a "value" basis

Quest uses a "value" method in managing the Fund's assets. In its selection process, Quest puts primary emphasis on the understanding of various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the price of a given security.

Quest's value method is based on its belief that the securities of certain companies may sell at a discount from its estimate of such companies' "private worth", that is, what a knowledgeable buyer would pay for the entire company. Quest attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

The Fund invests
primarily in
small and
micro-cap
companies

The Fund normally invests at least 65% of its assets in the common stocks, securities convertible into common stocks and warrants of domestic and foreign small and micro-cap companies (stock market capitalizations below $1 billion).

In the upper end of this range, $300 million to $1 billion in stock market capitalization, the Fund focuses on a limited number of companies with superior financial characteristics and/or unusually attractive business prospects, companies Quest classifies as "premier." The Fund also focuses on companies in the lower end of the range, below $300 million, the sector known as "micro-cap."
Other securities
The assets of the Fund that are not required to be invested in the equity securities of domestic and foreign small and micro-cap companies may be invested in securities of domestic and foreign companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.


INVESTMENT
RISKS

The Fund is subject
to certain investment
risks

As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund will invest substantial portions of its assets in securities of small and/or micro-cap companies. Such companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, Quest's investment method requires a long-term investment horizon and the Fund should not be used to play short-term swings in the market.

In addition, the Fund invests in micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which the Fund is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of companies traded on the New York or American Stock Exchanges.

Up to 25% of the Fund's assets, measured at the time of purchase, may be invested in foreign securities. American Depositary Receipts ("ADRs") are not subject to this 25% limitation. ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of the foreign securities it purchases, and its foreign investments may be adversely affected by changes in foreign currency rates. Consequently, the risks associated with such investments may be greater than if the Fund did engage in foreign currency transactions for hedging purposes. Foreign investments may also be adversely affected by exchange control regulations, if any, in such foreign markets, and the Fund's ability to make certain distributions necessary to maintain eligibility as a regulated investment company and avoid the imposition of income and excise taxes may to that extent be limited.

There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of the Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political instability and possible nationalization of issuers or expropriation of their assets, which might adversely affect the Fund's ability to realize on its investment in such securities. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Income earned or received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Any such taxes paid by the Fund will reduce its cash available for distribution to shareholders. The Fund is required to calculate its distributable income and capital gains for U.S. Federal income tax purposes by reference to the U.S. dollar. Fluctuations in applicable foreign currency exchange rates may cause the Fund's distributable income and capital gains for U.S. Federal income tax purposes to differ from the value of its investments calculated by reference to foreign currencies. If the Fund invests in stock of a so-called passive foreign investment company, the Fund may make certain elections that will affect the calculation of its net investment income and capital gains.

INVESTMENT
LIMITATIONS

The Fund has adopted
certain
fundamental
limitations

The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

(a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

(b) invest more than 25% of its assets in any one industry; or

(c) invest in companies for the purpose of exercising control of management.


The 1940 Act contains certain limitations applicable to the Fund's investments in the securities of a company that is a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company. These limitations are set forth in the Statement of Additional Information.

Other Investment
Practices

In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.
Restricted and
illiquid securities
The Fund will not invest more than 15% of its net assets in illiquid securities, including those restricted securities that are illiquid. Restricted securities are securities which, if publicly sold, might cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. Restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act, but are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. For more information concerning Rule 144A securities, see "Investment Policies and Restrictions " in the Statement of Additional Information.

Short-term fixed
income securities

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased.
Should the Fund implement a
temporary investment policy, its investment objective may not be achieved.

Securities lending

The Fund may lend up to 25% of its assets to qualified
institutional investors for the purpose of realizing additional
income.                                 Loans of securities of the
Fund will be
collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Lower-rated debt securities

The Fund may invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights and
options

The Fund may invest up to 5% of its total assets in warrants, rights and options.

Portfolio turnover

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held. The Fund's annual portfolio turnover rate may exceed 100%, which is higher than that of other funds. A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.


MANAGEMENT OF
THE TRUST

Quest Advisory Corp.
is responsible for
management of the
Fund's portfolio

The Trust's business and affairs are managed under the direction of its Board of Trustees. Quest, the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. Quest was organized in 1967 and has been the Fund's adviser since its inception. Charles M. Royce, Quest's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for supervising Quest's investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, both of whom participate in its investment management activities, with their specific responsibilities varying from time to time. Quest is also the investment adviser to Pennsylvania Mutual, Royce Premier, Micro-Cap, Equity Income, Low-Priced Stock, Total Return, Global Services, Value, GiftShares and Financial Services Funds, which are other series of the Trust, and to other investment and non-investment company accounts.

As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees of 1.0% of the average net assets of the Fund. These fees are payable monthly from the assets of the Fund and are higher than those paid by most other mutual funds with a similar investment objective.

Quest selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles
M. Royce, acts as distributor of the Fund's shares.

GENERAL
INFORMATION

The Royce Fund (the "Trust") is a Delaware business trust, registered with the Securities and Exchange Commission as a diversified open-end management investment company.
It is the successor to a Massachusetts business trust established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.



DIVIDENDS,
DISTRIBUTIONS
AND TAXES

The Fund pays
dividends and capital
gains annually in
December

The Fund pays dividends from net investment income (if any) and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

Shareholders receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations.

Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares. If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares.

The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and that they are not subject to backup withholding.

The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.


NET ASSET
VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for
Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

                               SHAREHOLDER GUIDE
OPENING AN
ACCOUNT AND
PURCHASING
SHARES

The Fund's shares are offered on a no-load basis. New accounts (other than IRA or 403(b)(7) accounts) can be opened either by mail, by telephone or by wire. An Account Application must be completed and returned, regardless of the method selected. If you need assistance with the Account Application or have any questions about the Fund, please call Investor Information at 1-800-221-4268.

Note: For certain types of account registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.

Type of Account                            Minimum
Regular accounts                       $2,000
IRAs *                               500
Accounts established with Automatic            500
Investment Plan or Direct Deposit Plan
401(k) and 403(b)(7) accounts *               None

* Separate forms must be used for opening IRAs or 403(b)(7) accounts; please call Investor Information if you need these forms.

Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).


Purchasing By Mail
Complete and sign the
enclosed Account
Application

                                  NEW ACCOUNT
Please
include the amount of your initial investment on the Account Application, make your check payable to The Royce
Fund, and mail to:

The Royce Fund
P.O. Box 419012
Kansas City, MO 64141-6012
                            ADDITIONAL INVESTMENTS
                             TO EXISTING ACCOUNTS

Additional investments should include the Invest-by-
Mail remittance form attached to
your Fund account confirmation statements. Please make your check payable to The Royce Fund, write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

For express or
registered mail,
send to:

The Royce Funds
c/o National Financial Data Services 1004 Baltimore,
5th Floor
Kansas City, MO 64105

All written requests should be mailed to one of the addresses indicated for new accounts.

Purchasing By
Telephone

                     NEW ACCOUNT

To open an account by telephone, you
should call Investor Information (1-800-221-4268) before 4:00 p.m., Eastern time. You will be given a confirming order number for your purchase. This number must be placed on your completed
Account Application before mailing. If a completed and signed Account Application is not received on an account opened by telephone, the account may be subject to backup withholding of Federal income taxes.

                            ADDITIONAL INVESTMENTS
                             TO EXISTING ACCOUNTS

Subsequent telephone purchases ($500
minimum) may also be made by calling Investor
Information. For all telephone purchases, payment is due within three business days and may be made by wire or personal, business or bank check, subject to collection.


Purchasing By Wire

Before Wiring:
For a new account,
please contact Investor
Information at 1-800-221-4268

Money should be wired to:
     State Street Bank and Trust Company ABA
     011000028    DDA 9904-712-8 Ref:  PMF II
     Order Number or Account
     Number____________________ Account Name
     ____________________________________

To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.


Purchasing By
Express
Service

You can purchase shares automatically or at your discretion through the following options:

Expedited Purchase Option permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.


CHOOSING A
DISTRIBUTION
OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option--Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-800-
841-1180.


IMPORTANT
ACCOUNT
INFORMATION

The easiest way to establish optional services on your account is to select the options you desire when you complete your Account
Application. If you want to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-800-841-1180 for further assistance.

Signature Guarantees

For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates

Certificates for whole shares will be issued upon request. If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Purchases Through
Service Providers

If you purchase shares of the Fund through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered. When shares of the Fund are purchased in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. Certain service providers may receive compensation from the Fund, QDI and/or Quest for providing such services.

Telephone and
Online Access
Transactions

Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone or computer online access that are reasonably believed to be genuine. The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment

If your check or wire does not clear, or if payment is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for
Purchases

Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock
Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.
In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.
The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.


REDEEMING
YOUR
SHARES

You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone.
Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

Redeeming By Mail

Redemption requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012.
(For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services,
1004 Baltimore, 5th Floor, Kansas City, MO 64105.)

The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of
Good Order

Good Order means that the request includes the following:
1.   The account number and Fund name.
2.   The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be
     made to a payee other than the shareholder.
5.   Certificates, if any are held.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.


Redeeming By
Telephone

Shareholders who have not established Express Service may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record.
If pre-approved, higher minimums may apply for institutional accounts. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information - Telephone and Online Access Transactions".

Redeeming By
Express
Service


If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call
Shareholder Services at 1-800-841-1180 for an Express Service application.

Important
Redemption
Information


If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.



Early Redemption
Fee


In order to discourage short-term trading, the Fund assesses an early redemption fee of 1% on redemptions of share purchases held for less than one year. Redemption fees will be paid to the Fund, out of the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account.
If this holding period
is less than one year, the fee will be assessed. In determining "one year, the Fund will use the anniversary month of a transaction. Thus, shares purchased in October 1996, for example, will be subject to the fee if they are redeemed prior to October 1997. If they are redeemed on or after October 1, 1997, they will not be subject to the fee.

No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust or Quest or members of their immediate families or employee benefit plans for them, (b) current participants in an Automatic Investment Plan or an Automatic Withdrawal Plan, (c) certain Trust-approved Group Investment Plans and charitable organizations, (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest or (e) omnibus or similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account
Balance
Requirement

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.


EXCHANGE
PRIVILEGE

Exchanges between series of the Trust and with other open-end
Royce funds are permitted by telephone, computer online access or mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.


TRANSFERRING
OWNERSHIP

You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180)
for full instructions.


OTHER SERVICES

For more information about any of these services, please call Investor Information at 1-800-221-4268.

Statements and
Reports

A confirmation statement will be sent to you each time you have a transaction in your account and semi-annually. PMF II reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-sheltered
Retirement Plans

Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-
800-221-4268.

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
roycenet@interport.net

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019

Distributor
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

Transfer Agent
State Street Bank and Trust Company c/o National
Financial Data Services P.O. Box 419012
Kansas City, MO 64141-6012 1-800-841-1180

Custodian
State Street Bank and Trust Company P.O. Box 1713
Boston, MA 02105

Officers
Charles M. Royce, President and Treasurer Thomas R.
Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President Daniel A. O'Byrne,
Vice President and
  Assistant Secretary
John E. Denneen, Secretary






                 The Royce Funds

                      PMF II





              A No-Load Mutual Fund










                   Prospectus November 1, 1996

The Royce Funds


Royce Financial Services Fund PROSPECTUS -- November


1, 1996


NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-
800-221-4268 SHAREHOLDER SERVICES -- 1-800-841-1180  INVESTMENT
ADVISOR SERVICES -- 1-800-33-ROYCE

INVESTMENT
OBJECTIVE AND
POLICIES

Royce Financial Services Fund (the "Fund") seeks long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of companies principally engaged in the financial services business sector. The Fund's securities are selected on a value basis. There can be no assurance that the Fund will achieve its objective.

The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of twelve series. This Prospectus relates to Royce Financial Services Fund only.


ABOUT THIS
PROSPECTUS

This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information," containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The Statement is dated November 1, 1996 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.

If you are viewing the electronic version of this Prospectus through an on-line computer service, you may request a printed version free of charge by calling Investor Information. The E-mail address for The Royce Funds is roycenet@interport.net and the Internet Home Page is http://www.roycefunds.com

TABLE OF CONTENTS
                               Page
Fund Expenses. . . . . . .       2
Investment Performance . . .     3
Investment Objective . . . .     3
Investment Policies. . . . .     3
Investment Risks . . . . . .     4
Investment Limitations . . .     5
Management of the Trust  . .     7
General Information. . . . .     7
Dividends, Distributions and Taxes . .    8
NetAsset Value Per Share. .         9

                                                  Page
SHAREHOLDER GUIDE
Opening an Account and Purchasing Shares . . . .   10
Choosing a Distribution Option . . . .   12
Important Account Information. . .  12
Redeeming Your Shares. . . .    13
Exchange Privilege . . . . .    15
Transferring Ownership . . .    15
Other Services . . . . . . .         15

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES



The Fund is
no-load and no
12b-1 fees are
being charged


The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

                       Shareholder Transaction Expenses
     Sales Load Imposed on Purchases . . . . . . . . . . . .    None
     Sales Load Imposed on Reinvested Dividends. . .
 . . . .    None
     Deferred Sales Load . . . . . . . . . . . . . .
 . . . .    None
     Redemption Fee -- on share purchases held for 1
     year or more. . . None
Early Redemption Fee -- on share purchases held for less
than 1 year     1%

           Annual Fund Operating Expenses

     Management Fees (after waivers) . . . . .       .00%
     12b-1 Fees (after waivers). . . . . . . .       .00%
     Other Expenses. . . . . . . . . . . . . .      1.99%
     Total Operating Expenses. . . . . . . . .      1.99%

The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management Fees would be
1.00%,  12b-1 fees would be                          .25% and
Total Operating
Expenses would be 3.22% without the waivers of management fees by Quest Advisory Corp. ("Quest"), the Fund's investment adviser, and of the 12b-1 fees by Quest Distributors, Inc. ("QDI"), the Fund's distributor. Quest has voluntarily committed to reduce its management fees to the extent necessary to maintain annual Total Operating Expenses at or below 1.99% through December 31, 1997.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

              1 Year             3 Years
               $20               $62

These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

INVESTMENT
PERFORMANCE

Total return is the
change in value over
a given time period,
assuming
 reinvestment of
dividends and capital
gains distributions

The Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period. Total returns are historical measures of past performance and are not intended to indicate future performance. Total returns assume the reinvestment of all net investment income dividends and capital gains distributions. The figures do not reflect the Fund's early redemption fee because this fee applies only to redemptions of share purchases held for less than one year. Additionally, the performance of the Fund may be compared in publications to i) the performance of various indices and investments for which reliable performance data is available and to ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.


INVESTMENT
OBJECTIVE

Royce Financial Services Fund's investment objective is long-term capital appreciation. It seeks to achieve this objective primarily through investments in common stocks and securities convertible into common stocks of companies principally engaged in the financial services business sector. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment objective of long-term capital appreciation is fundamental and may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").


INVESTMENT
POLICIES



The Fund invests
on a "value" basis

Quest uses a "value" method in managing the Fund's assets. In its selection process, Quest puts primary emphasis on the understanding of various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the price of a given security.

Quest's value method is based on its belief that the securities of certain companies may sell at a discount from its estimate of such companies' "private worth", that is, what a knowledgeable buyer would pay for the entire company. Quest attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

The Fund invests
primarily in
financial  services
companies

The Fund normally invests at least 65% of its assets in the common stocks, securities convertible into common stocks and warrants of domestic and foreign companies "principally" engaged in the financial services business sector. The financial services business sector may include: commercial and industrial banks, savings and loan associations, consumer and industrial finance, leasing, insurance, securities brokerage, investment management, companies that serve these industries, and other industries as Quest may from time to time determine to be in the financial services business sector. For these purposes, a company is deemed to be principally engaged in the financial services business sector if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities, or if, based on available financial information, a question exists whether a company meets one of these standards, Quest determines that the company's principal activities are within the financial services business sector.

Other securities

The assets of the Fund that are not required to be invested in the equity securities of domestic and foreign companies principally engaged in the financial services business sector may be invested in the common stocks, securities convertible into common stocks and warrants of domestic and foreign companies engaged in non-financial services industries and/or in the non-convertible preferred stocks and debt securities of domestic and foreign companies engaged in service or non-service industries.

Other investment
companies

The Fund may also indirectly invest in the securities of domestic and foreign service and non-service companies by investing up to 20% of its assets in the securities of other investment companies that invest primarily in such companies. The other investment companies in which the Fund may invest may be domestic companies registered under the 1940 Act or foreign companies that are not so registered or otherwise regulated. They usually have their own management fees and expenses, and Quest will also earn its fee on Fund assets invested in such other companies, which would result in a duplication of fees to the extent of any such investment. However, Quest will waive its management fee on any Fund assets invested in other open-end investment companies, and no sales charge will be incurred on such an investment.


INVESTMENT
RISKS

The Fund is subject
to certain investment
risks

As a mutual fund investing primarily in common stocks and securities convertible into common stocks, the Fund is subject to market risk -- that is, the possibility that common stock prices will decline over short or even extended periods. Because of Quest's value method, the Fund may invest in securities of companies that have cyclical, static or only moderate growth prospects. Quest's investment method requires a long-term investment horizon, and the Fund should not be used to play short-term swings in the market or as a complete investment program.

Financial service
companies are subject
to certain risks

Many financial services industries are subject to extensive governmental regulation. This may limit both the amounts and types of loans and other financial commitments that banks, broker-dealers and insurance companies are permitted to make, and, in the case of banks and insurance companies, the interest, fees and premiums they are permitted to charge. Insurance companies are particularly subject to rate setting, potential anti-trust and tax law changes and industry-wide pricing and competition cycles and may be affected by catastrophes and/or reinsurance carrier failures. Also, the profitability of many types of financial service companies is largely dependent on the availability and cost of capital funds and may fluctuate significantly when interest rates change. General economic conditions are important to the operation of most financial services companies, and credit losses resulting from financial difficulties of borrowers may negatively impact some of them.
Changes in regulations, brokerage commission structure and securities market activities, together with the leverage and trading strategies employed by broker-dealers and investment banks, may produce erratic returns for them over time. Finally, most types of financial services companies are subject to substantial price and other competition.

Prices of the securities of domestic and foreign financial services companies may be more volatile than those of more broadly diversified investments, and the Fund's performance will be tied to the financial services business sector in particular and the United States and world economies in general. The securities of financial services companies may react similarly to market conditions.

Foreign securities

Up to 25% of the Fund's assets, measured at the time of purchase, may be invested in foreign securities. American Depositary Receipts ("ADRs") are not subject to this 25% limitation. ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of the foreign securities it purchases, and its foreign investments may be adversely affected by changes in foreign currency rates. Consequently, the risks associated with such investments may be greater than if the Fund did engage in foreign currency transactions for hedging purposes. Foreign investments may also be adversely affected by exchange control regulations, if any, in such foreign markets, and the Fund's ability to make certain distributions necessary to maintain eligibility as a regulated investment company and avoid the imposition of income and excise taxes may to that extent be limited.

There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of the Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political instability and possible nationalization of issuers or expropriation of their assets, which might adversely affect the Fund's ability to realize on its investment in such securities. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Income earned or received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Any such taxes paid by the Fund will reduce its cash available for distribution to shareholders. The Fund is required to calculate its distributable income and capital gains for U.S. Federal income tax purposes by reference to the U.S. dollar. Fluctuations in applicable foreign currency exchange rates may cause the Fund's distributable income and capital gains for U.S. Federal income tax purposes to differ from the value of its investments calculated by reference to foreign currencies. If the Fund invests in stock of a so-called passive foreign investment company, the Fund may make certain elections that will affect the calculation of its net investment income and capital gains.



INVESTMENT
LIMITATIONS


The Fund has adopted
certain
fundamental
limitations

The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

(a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

(b) invest more than 25% of its assets in any one industry; or

(c) invest in companies for the purpose of exercising control of management.


The 1940 Act contains certain limitations applicable to the Fund's investments in the securities of a company that is a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company. These limitations are set forth in the Statement of Additional Information.

Other Investment
Practices

In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Restricted and
illiquid securities

The Fund will not invest more than 15% of its net assets in illiquid securities, including those restricted securities that are illiquid. Restricted securities are securities which, if publicly sold, might cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. Restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act, but are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. For more information concerning Rule 144A securities, see "Investment Policies and Restrictions " in the Statement of Additional Information.

Short-term fixed
income securities

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased.
Should the Fund implement a
temporary investment policy, its investment objective may not be achieved.

Securities lending

The Fund may lend up to 25% of its assets to qualified
institutional investors for the purpose of realizing additional
income.                                 Loans of securities of the
Fund will be
collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Lower-rated
debt securities

The Fund may invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade.
The Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors Service,
Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights
and options

The Fund may invest up to 5% of its total assets in warrants, rights and options.

Portfolio turnover

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held. The Fund's annual portfolio turnover rate may exceed 100%, which is higher than that of other funds. A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.



MANAGEMENT OF
THE TRUST

Quest Advisory Corp.
is responsible for
management of the
Fund's portfolio

The Trust's business and affairs are managed under the direction of its Board of Trustees. Quest, the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. Quest was organized in 1967 and has been the Fund's adviser since its inception. Charles M. Royce, Quest's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for supervising Quest's investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, both of whom participate in its investment management activities, with their specific responsibilities varying from time to time. Quest is also the investment adviser to Pennsylvania Mutual, Royce Premier, Micro-Cap, Equity Income, Low-Priced Stock, Total Return, Global Services, Value and GiftShares Funds and PMF II, which are other series of the Trust, and to other investment and non-investment company accounts.

As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees of 1.0% of the average net assets of the Fund. These fees are payable monthly from the assets of the Fund and are higher than those paid by most other mutual funds with a similar investment objective.

Quest selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles
M. Royce, acts as distributor of the Fund's shares. The Trust has adopted a distribution plan for the Fund pursuant to Rule 12b-1. The plan provides for payment to QDI of .25% per annum of the average net assets of the Fund, which may be used for payment of sales commissions and other fees to those who introduce investors to the Fund and for various other promotional, sales-related and servicing costs and expenses.
QDI has voluntarily committed to waive its fees through April
30, 1997.


GENERAL
INFORMATION

The Royce Fund (the "Trust") is a Delaware business trust, registered with the Securities and Exchange Commission as a diversified open-end management investment company.

It is the successor to a Massachusetts business trust established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.



DIVIDENDS,
DISTRIBUTIONS
AND TAXES

The Fund pays
dividends and capital
gains annually in
December

The Fund pays dividends from net investment income (if any) and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

Shareholders receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations.

Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares. If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares.

The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and that they are not subject to backup withholding.

The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.



NET ASSET VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for
Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

                               SHAREHOLDER GUIDE
OPENING AN
ACCOUNT AND
PURCHASING
SHARES

The Fund's shares are offered on a no-load basis. New accounts (other than IRA or 403(b)(7) accounts) can be opened either by mail, by telephone or by wire. An Account Application must be completed and returned, regardless of the method selected. If you need assistance with the Account Application or have any questions about the Fund, please call Investor Information at 1-800-221-4268. Note: For certain types of account registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.

Type of Account                            Minimum
Regular accounts                             $2,000
IRAs *                                       500
Accounts established with Automatic                    500
   Investment Plan or Direct Deposit Plan
401(k) and 403(b)(7) accounts *                        None

* Separate forms must be used for opening IRAs or 403(b)(7) accounts; please call Investor Information if you need these forms.

Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).

Purchasing By Mail
Complete and sign the
enclosed Account
Application



                                  NEW ACCOUNT
Please
include the amount of your initial investment on the Account Application, make your check payable to The Royce
Fund, and mail to:

The Royce Fund
P.O. Box 419012
Kansas City, MO 64141-6012

                            ADDITIONAL INVESTMENTS
                             TO EXISTING ACCOUNTS

Additional investments should include the Invest-by-
Mail remittance form attached to
your Fund account confirmation statements. Please make your check payable to The Royce Fund, write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

For express or
registered mail,
send to:

The Royce Funds
c/o National Financial Data Services 1004 Baltimore,
5th Floor
Kansas City, MO 64105
All written requests should be mailed to one of the addresses indicated for new accounts.

Purchasing By
Telephone

                     NEW ACCOUNT

To open an account by telephone, you
should call Investor Information (1-800-221-4268) before 4:00 p.m., Eastern time. You will be given a confirming order number for your purchase. This number must be placed on your completed
Account Application before mailing. If a completed and signed Account Application is not received on an account opened by telephone, the account may be subject to backup withholding of Federal income taxes.
                            ADDITIONAL INVESTMENTS
                             TO EXISTING ACCOUNTS

Subsequent telephone purchases ($500
minimum) may also be made by calling Investor
Information. For all telephone purchases, payment is due within three business days and may be made by wire or personal, business or bank check, subject to collection.

Purchasing By Wire

Before Wiring:
For a new account,
please contact Investor
Information at 1-800-221-4268

Money should be wired to:
     State Street Bank and Trust Company ABA
     011000028    DDA 9904-712-8 Ref:  Royce
     Financial Services Fund
Order Number or Account Number____________________
Account Name ____________________________________

To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.


Purchasing By
Express
Service


You can purchase shares automatically or at your discretion through the following options:

Expedited Purchase Option permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.


CHOOSING A
DISTRIBUTION
OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option--Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-800-
841-1180.


IMPORTANT
ACCOUNT
INFORMATION

The easiest way to establish optional services on your account is to select the options you desire when you complete your Account
Application. If you want to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-800-841-1180 for further assistance.

Signature Guarantees

For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.
Certificates
Certificates for whole shares will be issued upon request. If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Purchases Through
Service Providers

If you purchase shares of the Fund through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered. When shares of the Fund are purchased in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. Certain service providers may receive compensation from the Fund, QDI and/or Quest for providing such services.

Telephone and
Online Access
Transactions

Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone or computer online access that are reasonably believed to be genuine. The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment

If your check or wire does not clear, or if payment is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for
Purchases

Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock
Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.
In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.
The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.



REDEEMING
YOUR
SHARES

You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone.
Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

Redeeming By Mail

Redemption requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012.
(For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services,
1004 Baltimore, 5th Floor, Kansas City, MO 64105.)

The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of
Good Order

Good Order means that the request includes the following:
1.   The account number and Fund name.
2.   The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be
     made to a payee other than the shareholder.
5.   Certificates, if any are held.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

Redeeming By
Telephone



Shareholders who have not established Express Service may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record.
If pre-approved, higher minimums may apply for institutional accounts. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information - Telephone and Online Access Transactions".

Redeeming By
Express
Service


If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call
Shareholder Services at 1-800-841-1180 for an Express Service application.

Important
Redemption
Information


If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.


Early Redemption
Fee

In order to discourage short-term trading, the Fund assesses an early redemption fee of 1% on redemptions of share purchases held for less than one year. Redemption fees will be paid to the Fund, out of the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account. If this holding period is less than one year, the fee will be assessed. In determining
"one year," the Fund will use the anniversary month of a transaction. Thus, shares purchased in October 1996, for example, will be subject to the fee if they are redeemed prior to October 1997. If they are redeemed on or after October 1, 1997, they will not be subject to the fee.


No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust or Quest or members of their immediate families or employee benefit plans for them, (b) current participants in an Automatic Investment Plan or an Automatic
Withdrawal Plan, (c) certain Trust-approved Group Investment
Plans and charitable organizations, (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest or (e) omnibus or similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account
Balance
Requirement


Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.



EXCHANGE
PRIVILEGE

Exchanges between series of the Trust and with other open-end
Royce funds are permitted by telephone, computer online access or mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.


TRANSFERRING
OWNERSHIP

You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180)
for full instructions.


OTHER SERVICES

For more information about any of these services, please call Investor Information at 1-800-221-4268.

Statements and
Reports

A confirmation statement will be sent to you each time you have a transaction in your account and semi-annually. Financial reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-sheltered
Retirement Plans

Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-
800-221-4268.

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
roycenet@interport.net

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019

Distributor
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

Transfer Agent
State Street Bank and Trust Company c/o National
Financial Data Services P.O. Box 419012
Kansas City, MO 64141-6012 1-800-841-1180

Custodian
State Street Bank and Trust Company P.O. Box 1713
Boston, MA 02105

Officers
Charles M. Royce, President and Treasurer Thomas R.
Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President Daniel A. O'Byrne,
Vice President and
  Assistant Secretary
John E. Denneen, Secretary






                   The Royce Funds




Royce Financial Services Fund

A No-Load Mutual Fund





                     Prospectus
                  November 1, 1996

                         THE ROYCE FUND
              STATEMENT OF ADDITIONAL INFORMATION

      THE ROYCE FUND (the "Trust"), a Delaware business trust, is a professionally managed, open-end registered investment company, which offers investors the opportunity to invest in twelve
portfolios  or  series.   Each  series  has  distinct  investment
objectives and/or policies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The twelve series are:
                             Pennsylvania Mutual Fund
                            Royce Premier Fund
                                Royce Micro-Cap Fund
                         Royce Equity Income Fund
                        Royce Low-Priced Stock Fund
                           Royce GiftShares Fund
                                   Royce Value Fund
                        Royce Total Return Fund
                       Royce Global Services Fund
                                PMF II
                       Royce Financial Services Fund
                      The REvest Growth & Income Fund
          This Statement of Additional Information relates to all
of the series other than REvest Growth & Income Fund ("Funds"). REvest is covered by its own separate Statement of Additional Information.

      The Trust is designed for long-term investors, including those who wish to use shares of any Fund (other than Royce GiftShares Fund) as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

       This   Statement  of  Additional  Information  is  not   a
prospectus,  but should be read in conjunction with  the  Trust's current  Prospectuses dated July 1, 1996 for Pennsylvania Mutual,
Royce Premier, Micro-Cap, Equity Income, Low-Priced Stock and GiftShares Funds, dated April 30, 1996 for Royce Value, Total
Return and Global Services Funds and for The REvest Growth Income
Fund  and  dated  November 1, 1996 for PMF II and Royce Financial
Services  Fund  .    Please  retain  this  document  for   future
reference.   The  audited financial statements  included  in  the
Annual Reports to Shareholders of such Funds  (other than PMF  II and  Royce Financial Services Fund) for the fiscal year or period ended December 31, 1995 and the unaudited financial statements included in the Semi-Annual Report to Shareholders of Royce GiftShares Fund for the six months ended June 30, 1996 are incorporated herein by reference. To obtain an additional copy
of   the   Prospectus  or  Annual  or  Semi-Annual   Reports   to
Shareholders   for  any  of  these Funds,  please  call  Investor
Information at 1-800-221-4268.
Investment Adviser                                         Transfer Agent
Quest Advisory Corp. ("Quest")       State Street Bank and Trust Company
                                     c/o National Financial Data Services
Distributor                                                Custodian
Quest Distributors, Inc. ("QDI")      State Street Bank and Trust Company
                                            November 1, 1996

                       TABLE OF CONTENTS
     PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               6
     MANAGEMENT OF THE TRUST                              11
     PRINCIPAL HOLDERS OF SHARES                          14
     INVESTMENT ADVISORY SERVICES                         17
     DISTRIBUTOR                                          21
     CUSTODIAN                                            24
     INDEPENDENT ACCOUNTANTS                              24
     PORTFOLIO TRANSACTIONS                               24
     CODE OF ETHICS AND RELATED MATTERS                   26
     PRICING OF SHARES BEING OFFERED                      27
     REDEMPTIONS IN KIND                                  27
     TAXATION                                             27
     DESCRIPTION OF THE TRUST                             34
PERFORMANCE
DATA.................................................     36

              INVESTMENT POLICIES AND LIMITATIONS
     The following investment policies and limitations supplement those set forth in the Funds' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Global Services Fund, which is not subject to any such limitation, and for PMF II and Royce
               Financial Services Funds which may invest up to 25% of their respective total assets in such securities );

          7. Invest in restricted securities (except for Royce Global Services Fund, PMF II and Royce Financial Services Fund, which each may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8.   Invest more than 10% (15% for Royce Global Services Fund,
               PMF II and Royce Financial Services Fund) of its assets in securities without readily available market quotations (i.e., illiquid securities)(except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

          9. Invest, with respect to Royce Value and Royce Equity Income Funds, more than 5% of such Fund's assets in the securities of any one issuer (except U.S. Government securities) or, with respect to 75% of the other Funds' total assets, more than 5% of such Fund's assets in the securities of any one issuer (except
               U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly- distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities
             transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management;

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Global Services Fund,
            PMF II and Royce Financial Services Fund which may invest in the securities of other investment companies to the extent permitted by the 1940 Act); or

          18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     No Fund may, as a matter of operating policy:


                    1.   Invest more than 5% of its net assets in
               lower-rated   (high-risk)   non-convertible   debt
               securities; or

                     2.    Enter into repurchase agreements  with
               any party other than the custodian of its assets or having a term of more than seven days.



Pennsylvania Mutual Fund
PMF II

      Pennsylvania Mutual Fund and PMF II may each invest up to 25% of the value of their total assets in the securities of other investment companies (open or closed-end) and up to 5% of their total assets in the securities of any one other investment company. All such securities must be acquired in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of such securities are not required to redeem them in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and Pennsylvania Mutual Fund and PMF II will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Pennsylvania Mutual Fund has not, during the past 5 years, invested in the securities of any open-end investment companies and neither it nor PMF II have any intention of doing so in the future.


Royce Global Services Fund
Royce Financial Services Fund

      Global Services and Financial Services Funds may invest in the securities of a company that is engaged in securities related activities as a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company, subject to the following limitations in the case of a company that, in its most recent fiscal year, derived more than 15% of its gross revenues from such activities:

     (a) The purchase cannot cause more than 5% of the Fund's assets to be invested in the securities of the company;

     (b) For an equity security, the purchase cannot result in the Fund owning more than 5% of the company's outstanding securities of that class; and

     (c) For a debt security, the purchase cannot result in the Fund owning more than 10% of the principal amount of the company's outstanding debt securities.

      In applying the gross revenues test, a company's gross revenues from its own securities related activities and from its ratable share of the securities related activities of enterprises of which it owns 20% or more of the voting or equity interest are considered in determining the degree to which the company is engaged in securities related activities. The limitations apply only at the time of the Fund's purchase of the securities of such a company. When Quest is considering purchasing or has purchased warrants or convertible securities of a securities related business for the Fund, the required determination is made as though such warrants or conversion privileges had been exercised.

      Global Services and Financial Services Funds are not permitted to acquire a general partnership interest or a security issued by their investment adviser or principal underwriter or any affiliated person of their investment adviser or principal underwriter.

     Global Services and Financial Services Funds may each invest up to 20% of its assets in the securities of other investment companies, provided that (i) the Fund and all affiliated persons of the Fund do not invest in more than 3% of the total outstanding stock of any one such company and (ii) the Fund does not offer or sell its shares at a public offering price which includes a sales load of more than 1 1/2%. (The 20% and 3% limitations do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.) The other investment company is not obligated to redeem those of its securities held by the Fund in an amount exceeding 1% of its total outstanding securities during any period of less than thirty days, and the Fund will be obligated to exercise voting rights with respect to any such security by voting the securities held by it in the same proportion as the vote of all other holders of the security.

     Global Service and Financial Services Funds do not currently intend to invest more than 5% of their assets in the securities of any one other investment company, to purchase securities of other investment companies, except in the open market where no commission other than the ordinary broker's commission is paid, or to purchase or hold securities issued by other open-end investment companies.

Royce Global Services Fund
PMF II
Royce Financial Services Fund

        Global Services Fund, PMF II and Financial Services Fund will not invest more than 15% of their net asets in illiquid securities, including those restricted securities that are illiquid. Illiquid securities include securities subject to contractual or legal restrictions on resale because they have not been registered under the Seurities Act of 1933, as amended ("Securities Act"), and other securities for which market quotations are not readily available. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

      A large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A produces enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Quest or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Quest will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Quest and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

      Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Quest's judgment, the consideration to be earned from such loans would justify the risk.

      Quest understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


Lower-Rated (High-Risk) Debt Securities

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk) debt securities, Quest's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Quest will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Quest's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.


Foreign Investments

      Except for Royce Global Services Fund, which is not subject to any such limitation, each Fund may invest up to 10% of its total assets (25% for PMF II and Financial Services Fund) in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Quest will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an
unsponsored   facility   without  participation   by   (or   even
necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.



Repurchase Agreements

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.


Warrants, Rights and Options

      Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, right or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

Portfolio Turnover

      For the year ended December 31, 1995 and the period from December 15, 1994 (commencement of operations) through December 31, 1994, Royce Global Services Fund's portfolio turnover rates were 106% and 0%, respectively. The Fund's portfolio turnover rate for its two-week start-up period in 1994 was zero because the Fund was then investing its initial cash and did not sell any portfolio securities during this period.

                             * * *

      Quest believes that Pennsylvania Mutual, Low-Priced Stock, Royce Value, Micro-Cap, GiftShares, Global Services, PMF II and Financial Services Funds are suitable for investment only by persons who can invest without concern for current income, and that such Funds and Royce Premier Fund are suitable only for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.



                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                   Position
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust

Charles M. Royce*  Trustee,     President, Secretary, Treasurer,
(57)               President    sole director and sole voting
1414 Avenue of     and          shareholder of Quest Advisory
the                Treasurer    Corp. ("Quest"), the Trust's and
  Americas                      its predecessors' principal
New York, NY                    investment adviser; Trustee,
10019                           President and  Treasurer of the
                                Trust and its predessors;
                                Director, President and
                                Treasurer of Royce Value Trust,
                                Inc. ("RVT") and, since
                                September 1993, Royce Micro-Cap
                                Trust, Inc. ("OTCM"), closed-end
                                diversified management
                                investment companies of which
                                Quest is the investment adviser
                                (The Trust, RVT and OTCM
                                collectively, "The Royce
                                Funds"); Secretary and sole
                                director and shareholder of
                                Quest Distributors, Inc.

                   Trustee      ("QDI"), the distributor of the
                   and Vice     Trust's shares; and managing
Thomas R. Ebright  President    general partner of Quest
*                               Management Company ("QMC"), a
(52)                            registered investment adviser,
50 Portland Pier,               and its predecessor.
Portland, ME
04101
                                Vice President of Quest; Trustee
                                of  TRF and one of its
                                predecessors ; Vice President of
                                TRF  and one of its
                                predecessors; Director of RVT
                                and, since September 1993, OTCM;
                                Vice President since November
                                1995 (President until October
                                1995) and Treasurer of QDI;
                                general partner of QMC and its
                                predecessor until June 1994;

                                President, Treasurer and a
                                director and principal
                                shareholder of Royce, Ebright &
                                Associates, Inc., the investment
                                adviser for a series of TRF
                                since June 1994; director of
                                Atlantic Pro Sports, Inc. and of
                                the Strasburg Rail Road Co.
                                since March 1993; and President
                                and principal owner of Baltimore
                                Professional Hockey, Inc. until
                                May 1993.

Hubert L. Cafritz  Trustee      Financial consultant.
(73)
9421 Crosby Road
Silver Spring, MD
20910
Richard M. Galkin  Trustee      Private  investor and  President
(58)                            of Richard M. Galkin Associates,
5284 Boca Marina                Inc.,        tele-communications
Boca Raton, FL                  consultants.
33487
Stephen L. Isaacs  Trustee      Director  of Columbia University
(57)                            Development   Law   and   Policy
60 Haven Street,                Program;  Professor at  Columbia
Fl. B-2                         University;  and  President   of
New York,  NY                   Stephen  L.  Isaacs  Associates,
10032                           Consultants.

William L. Koke    Trustee      Registered  investment   adviser
(62)                            and   financial   planner   with
73 Pointina Road                Shoreline Financial Consultants.
Westbrook, CT
06498
David L. Meister   Trustee      Consultant to the communications
(56)                            industry since January 1993; and
111 Marquez Place               Executive  officer  of   Digital
Pacific                         Planet  Inc. from April 1991  to
Palisades, CA                   December 1992.
90272
Jack E. Fockler,   Vice         Vice   President  (since  August
Jr.* (37)          President    1993)  and  senior associate  of
1414 Avenue of                  Quest,  having been employed  by
the                             Quest  since October 1989;  Vice
   Americas                     President  of The   Royce  Funds
New York, NY                    since April 1995; Vice President
10019                           of  QDI since November 1995; and
                                general  partner  of  QMC  since
                                July 1993.
W. Whitney         Vice         Vice   President  (since  August
George* (38)       President    1993)  and  senior  analyst   of
1414 Avenue of                  Quest,  having been employed  by
the                             Quest  since October 1991;  Vice
   Americas                     President  of  The  Royce  Funds
New York, NY                    since  April  1995; and  general
10019                           partner    of   QMC   and    its
                                predecessor since January 1992.

Daniel A.          Vice         Vice  President of  Quest  since
O'Byrne* (34)      President    May  1994, having been  employed
1414 Avenue of     and          by Quest since October 1986; and
the                Assistant    Vice   President  of  The  Royce
   Americas        Secretary    Funds since July 1994.
New York, NY
10019
John  E. Denneen*  Secretary    Associate  General  Counsel  and
(29)                            Chief   Compliance  Officer   of
1414  Avenue   of               Quest  since May 1996; Secretary
the                             of   The   Royce   Funds   since
  Americas                      June  1996;  and  Associate   of
New   York,    NY               Seward  &  Kissel from September
10019                           1992 to May 1996.


_________________________________________________________________
______________
      *An  "interested  person" of the Trust and/or  Quest  under
Section 2(a)(19) of the 1940 Act.


      All of the Trust's trustees, other than Messr. Cafritz and Koke, are also directors of RVT and OTCM.

      The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Richard M. Galkin, Stephen L. Isaacs, William
L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent auditors of the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

     For the year ended December 31, 1995, the following trustees received compensation from the Trust's predecessor and/or the other funds in the group of registered investment companies comprising The Royce Funds:

                 Aggregate
               Compensation  Pension or Retirement    Total Compensation
               From Trust's    Benefits Accrued As    from The Royce Funds
Name            Predecessor  Part of Trust Expenses paid to Trustee/Directors


Hubert L. Cafritz   $ -0-             N/A                  $17,500
Trustee

Richard M. Galkin,   17,500           N/A                   60,000
Trustee

Stephen L. Isaacs,   17,500           N/A                   60,000
Trustee

William L. Koke,       -0-            N/A                   17,500
Trustee

David L. Meister,    17,500           N/A                   60,000
Trustee


                    PRINCIPAL HOLDERS OF SHARES

      As of October 22, 1996, the following persons were known to the Trust to be the record or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

                                   Number       Type of    Percentage of
Fund                              of Shares    Ownership  Outstanding Shares

Pennsylvania Mutual Fund
Laird Lorton Trust Company C/F     3,443,310    Record          5.6%
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1509

Charles Schwab & Co., Inc.         6,808,261    Record        11.08%
101 Montgomery Street
San Francisco, CA 94104

Royce Premier Fund
Charles Schwab & Co., Inc.        12,747,923    Record        35.4%
101 Montgomery Street
San Francisco, CA 94104

                                   Number       Type of    Percentage of
Fund                              of Shares    Ownership  Outstanding Shares

Charles Schwab & Co., Inc.         3,719,067    Record        22.4%
101 Montgomery Street
San Francisco, CA 94104

Royce Equity Income Fund
Charles Schwab & Co., Inc.         2,121,155    Record        35.9%
101 Montgomery Street
San Francisco, CA 94104

Royce Low-Priced Stock Fund
Andrew & Company                     133,023    Record         5.9%
C/O Chase Manhattan Bank NA
1211 Avenue of the Americas
New York, NY 10036

Charles Schwab & Co., Inc.           489,100    Record        21.8%
101 Montgomery Street
San Francisco, CA 94104

Quest Management Company            198,938    Beneficial      8.9%
8 Soundshore Drive
Greenwich, CT 06830

Fleet National Bank,                191,615     Record         8.5%
Custodian
FBO Brown University
One East Avenue
Rochester, NY 14638

                                   Number       Type of    Percentage of
Fund                              of Shares    Ownership  Outstanding Shares
Royce GiftShares Fund
W Whitney George Trustee           100,200      Record         87.5%
The Royce 1992 GST Trust
1414 Avenue of the Americas
New York, NY 10019

Royce Total Return Fund
Fleet National Bank,                63,980      Record          8.4%
 Custodian
FBO Brown University
One East Avenue
Rochester, NY 14638

James M. Novak                      83,827      Record         11.1%
Mark Stadler Trustees
Cindrich & Titus Profit
 Sharing Plan
200 Gateway Center
Pittsburgh, PA 15222

State Street Bank & Trust Co.       80,798      Record         10.6%
Custodian for IRA of
Becky L. O'Connor
10 St. James Place
Pittsburgh, PA 15215

Charles M. Royce, Trustee           54,360      Record          7.2%
N. Holmes Clare Trust
FBO Barbara K. Clare
1414 Avenue of the Americas
New York, NY 10019

National City Bank                 118,650      Record         15.6%
FBO Scott F. Zimmerman
P.O. Box 94777
Cleveland, OH 44101

Harold Reed, Trustee                61,784      Record          8.1%
Reed, Luce, Tosh & McGregor
Salary Red. Profit Sharing Plan
804 Turnpike Street
Beaver, PA 15009

                                   Number       Type of    Percentage of
Fund                              of Shares    Ownership  Outstanding Shares

Royce Global Services Fund
Charles M. Royce                   61,228     Beneficial       18.8%
Quest Advisory Corp. Money                   (Voting Power)
Purchase Pension Plan
1414 Avenue of the Americas
New York, NY 10019

Charles M. Royce                  107,993     Beneficial       33.2%
1414 Avenue of the Americas
New York, NY 10019

Integra Trust Company              47,391     Beneficial       14.5%
  National Assn.
300 Fourth Avenue
Pittsburgh, PA 15278

Bruce Museum Inc.                  43,213     Beneficial       13.3%
Museum Drive
Greenwich, CT 06830


      As of September 30, 1996, all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of Pennsylvania Mutual, Royce Premier, Royce Micro-Cap, Royce Equity Income and Royce Value Funds, approximately 22.5% of the outstanding shares of Royce Low-Priced Stock Fund, approximately 87.5% of the outstanding shares of Royce GiftShares Fund, approximately 12.2% of the outstanding shares of Royce Total Return Fund, and approximately 54.9% of the outstanding shares of Royce Global Services Fund.

      As of the date of this Statement of Additional Information, Charles M. Royce owned 100% of the outstanding shares of each of PMF II and Royce Financial Services Fund, respectively.

     INVESTMENT ADVISORY SERVICES
Services Provided by Quest
      As  compensation  for  its services  under  the  Investment
Advisory Agreements with the Funds, Quest is entitled to receive the following fees:

                                       Percentage Per Annum
  Fund                            of Fund's Average Net Assets
  Pennsylvania Mutual  Fund       1.00%   of   first $50,000,000,
                                  .875% of next $50,000,000 and
                                   .75% of any additional average net assets
  Royce Premier Fund              1.00%
  Royce Micro-Cap Fund            1.50%

  Royce Equity Income Fund        1.00%
  Royce Low-Priced Stock Fund     1.50%
  Royce GiftShares Fund           1.25%
  Royce Value Fund               1.00% of first $50,000,000,
                                 .875% of next $50,000,000 and
                                  .75%  of any additional average net assets
  Royce Total Return Fund        1.00%
  Royce Global Services Fund     1.50%
  PMF II                         1.00%
  Royce Financial Services Fund  1.00%

Such fees, which are payable monthly from the assets of the Fund involved, are higher
(substantially higher, in the case of Royce Micro-Cap, Low-Priced Stock, GiftShares and Global Services Funds) than those paid by most other mutual funds with similar investment objectives.

       Under  the  Investment  Advisory  Agreements,  Quest   (i)
determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the
Trust's   Board  of  Trustees;  (ii)  provides  each  Fund   with
investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-
time  employees;  and  (iv)  pays  such  persons'  salaries   and
executive  expenses and all expenses incurred in  performing  its
investment   advisory   duties  under  the  Investment   Advisory
Agreements.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

      For  each of the three years ended December 31, 1993,  1994 and 1995, as applicable, Quest received advisory fees from the Funds (net of any amounts waived by Quest) and waived advisory fees payable to it, as follows:

                             Net Advisory Fees   Amounts
                             Received by Quest   Waived by Quest

     Pennsylvania Mutual Fund
     1993                    $  8,172,494                -
     1994                        6,831,793               -
     1995                        5,361,35        $ 88,173

                             Net Advisory Fees   Amounts
                             Received by Quest   Waived by Quest

     Royce Premier Fund
     1993                    $     124,020       $     8,461
     1994                        1,400,394                  -
     1995                        2,603,445              6,279


     Royce Micro-Cap Fund
     1993                    $       83,095      $    19,063
     1994                           295,148           20,330
     1995                           804,905           14,047

     Royce Equity Income Fund
     1993                    $      488,816      $   229,166
     1994                           820,662           53,626
     1995                           598,783           57,030

     Royce Low-Priced Stock Fund
     1993*                   $          0        $       294
     1994                               0             15,727
     1995                             6,174           31,425

     Royce GiftShares Fund
     1995**                  $          0        $         86

     Royce Value Fund
     1993                    $   1,568,398                -
     1994                        1,503,696               -
     1995                        1,424,451           $ 16,222

Royce Total Return Fund
     1993*                   $        0          $        294
     1994                             0                10,506
     1995                           12,027              9,947

     Royce Global Services Fund
     1994***                 $        0                   367
     1995                             0          $    20, 261
_______
*     December 15, 1993 (commencement of operations) to  December
31, 1993
**   December  27, 1995 (commencement of operations) to  December
31, 1995
***  December 15, 1994 (commencement of operations)  to  December
31, 1994

Portfolio Management

      The Funds' portfolios and the portfolios of Quest's other accounts are managed by Quest's senior investment staff, including Charles M. Royce, Quest's Chief Investment Officer, who is primarily responsible for supervising its investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, both of whom participate in such activities, with their specific responsibilities varying from time to time. In the event of any significant change in Quest's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Funds' management arrangements.


      Certain  information concerning Messrs. Royce, Fockler  and
George is set forth above under "MANAGEMENT OF THE TRUST".

Limitation on Fund Expenses

       Quest has agreed, in connection with the Trust's qualification of shares of each Fund for sale in California, to reduce its investment advisory fee for each Fund monthly to the extent that such Fund's "aggregate annual expenses" (as defined) exceed 2 1/2% of the first $30 million, 2% of the next $70 million and 1 1/2% of any remaining average net assets of such Fund for any fiscal year. All or a portion of the distribution fee payable to QDI may be excludable from such "aggregate annual expenses".

     DISTRIBUTOR

      QDI, the distributor of the shares of each Fund, has its principal office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, QDI is entitled to receive, for and from the assets of the Fund involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Value Fund's average net assets and .25% per annum (consisting of an asset-based sales charge) of Royce Low-Priced Stock, Total Return, Global Services, and Financial Services Funds' respective average net assets. Except to the extent that they may be waived by QDI, these fees are not subject to any required reductions and, in the case of Royce Value Fund, are higher than the fees paid by most other mutual funds which use their own assets to promote the sale of their shares. QDI is also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of Royce Value Fund and of any contingent deferred sales charges that may be imposed on redemptions of such Fund's shares. Pennsylvania Mutual, Royce Premier, Micro-Cap, Equity Income and GiftShares Funds and PMF II do not pay any fees to QDI under The Distribution Agreement.

      Under the Distribution Agreement, QDI (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to QDI); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states.

      The Trust entered into the Distribution Agreement with QDI pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the shareholders of each Fund that remains covered by the Plan and by the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid), including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

      In approving the Plan, the Trustees, in accordance with the requirements of Rule 12b-1, considered various factors (including the amount of the distribution fees) and determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders.

      The Plan may be terminated as to any Fund by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires approval by the shareholders of such Fund; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees, as described above.

      The Distribution Agreement may be terminated as to any Fund at any time on 60 days' written notice and without payment of any penalty, by QDI, by the vote of a majority of the outstanding voting securities of such Fund or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto.

      The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and
(ii) either by the vote of a majority of the outstanding voting securities of the Fund involved or by the vote of a majority of the entire Board of Trustees.

     While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

      The Board of Trustees has adopted resolutions pursuant to which the proceeds of all contingent deferred sales charges for redeemed shares of Royce Value Fund received from January 1, 1990 through April 7, 1994 (when the contingent deferred sales charge was terminated) will be held in separate reserve accounts for the year involved, to be spent by QDI only upon the approval of the Board of Trustees for the specific purposes set forth in the Plan. If the proceeds received in a particular year have not been spent within the four year period following the close of the year in which they were received, the proceeds are to be paid by QDI to Royce Value Fund, the shareholders of which bore such contingent deferred sales charges. See Note 2 of Notes to Financial Statements of Royce Value Fund contained in such Fund's Annual Report to Shareholders for the year ended December 31, 1995.

      For the year ended December 31, 1995, Royce Value Fund paid distribution fees to QDI of $1,052,321 (net of $619,074 waived by QDI -- 1% of its average net assets during such year before giving effect to such waiver and 0.63% of its average net assets after giving effect to such waiver). QDI spent the distribution fees paid to it by and the proceeds of contingent deferred sales charges released to it for Royce Value Fund during 1995 in the following manner:

     (I)  Promotion, literature   and  advertising      $ 23,319
      (ii) Printing and mailing of prospectuses            3,593
        to other than current shareholders
  (iii) Compensation   paid  or  to  be  paid to introducing  1,085,257
        brokers, investment advisers and others
   (iv) Registration fees, accounting and legal             11,560
    (v) Administration and other                              34,709
                      Total                             $ 1,158,438

      As of January 1, 1995, $186,732 was held by QDI in such separate reserve accounts for Royce Value Fund, and $101,437 was released to QDI from such reserve accounts for Royce Value Fund during the year ended December 31, 1995. Thus, as of January 1, 1996, $85,295 was held by QDI in such reserve accounts for Royce Value Fund.

      QDI has temporarily waived the distribution fees payable to it by Royce Low-Priced Stock, Total Return and Global Services
Funds,  PMF II and Royce Financial  Services Fund .

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Quest and QDI, had such an interest.

     The benefits to Royce Value Fund included the receipt of net proceeds of $5,233,818 from sales of its shares during the fiscal year ended December 31, 1995. The value of shares redeemed by such Fund during such year aggregated $33,282,011.

      Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to QDI are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post  Office
Square,   Boston,  Massachusetts   02109,  are  the   independent
accountants of the Trust.



                    PORTFOLIO TRANSACTIONS

      Quest is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Quest to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Quest generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Quest determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Quest upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Quest's overall responsibilities with respect to its accounts.

      Quest is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Quest in servicing all of its accounts and those of QMC, and not all of such services may be used by Quest in connection with the Trust or any one of its Funds.

      Quest may also place a Fund's brokerage business with firms which promote the sale of the Funds' shares, consistent with achieving the best price and execution. In no event will a Fund's brokerage business be placed with QDI.

      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Quest and QMC, securities of the same issuer are frequently purchased, held or sold by more than one Quest/QMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Quest/QMC account on the same trading day, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Quest/QMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Quest's and QMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Quest and QMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

     During each of the three years ended December 31, 1993, 1994 and 1995, the Funds paid brokerage commissions as follows:

Fund                           1993          1994          1995
Pennsylvania  Mutual Fund    $594,831      $  797,686   $ 683,334
Royce Premier Fund             87,723      465,986      419,040
Royce Micro-Cap Fund           39,013        41,497     117,909
Royce   Equity  Income  Fund  283,374        218,843    119,097
Royce  Low-Priced  Stock Fund     632*       12,946      22,645
Royce GiftShares Fund             -             -           760**
Royce Value Fund             $123,987     $ 138,437    $ 114,296
Royce  Total  Return Fund        0*           6,231        6,117
Royce Global Services Fund       -            382***       6,199
_________________
* For the period from December 15, 1993 (commencement of operations) to December 31, 1993.
**   For  the  period  from December 27,  1995  (commencement  of operations) to December 31, 1995.
***For the period from December 15, 1994 (commencement of operations) to December 31, 1994.

      For  the year ended December 31, 1995, the aggregate amount
of   brokerage  transactions  of  each  Fund  having  a  research component and the amount of commissions paid by each Fund for such transactions were as follows:

                        Aggregate Amount of
                        Brokerage Transactions       Commissions Paid
Fund                  Having a Research Component    For  Such Transactions
Pennsylvania  Mutual Fund    $    160,117,031          $ 531,498
Royce Premier Fund                109,101,274            315,291
Royce Micro-Cap Fund                9,698,494             45,514
Royce  Equity Income Fund          23,176,764             83,276
Royce Low-Priced Stock Fund         1,558,238             12,149
Royce GiftShares Fund*                61,901                 294
Royce Value Fund                   30,609,149              91,719
Royce Total Return Fund                49,918               4,102
Royce Global Services Fund          1,314,585               4,123
_________________
* For the period from December 27, 1995 (commencement of operations) to December 31, 1995.

      During  the  year  ended December 31,  1995,  Royce  Global
Services  Fund purchased and sold securities of Merrill  Lynch  &
Co., Inc., the parent of one of its "regular brokers" (as such term is defined in Rule 10b-1 under the 1940 Act).


               CODE OF ETHICS AND RELATED MATTERS

       Quest, QDI, QMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Quest, QDI and QMC ("Quest-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Quest or QMC account. Such persons are permitted to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan or (ii) they first obtain permission to trade from Quest's Compliance Officer and an executive officer of Quest. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Quest's and QMC's clients include several private investment companies in which Quest or QMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Quest or QMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Quest's and QMC's allocation policies and procedures. See "Portfolio Transactions".

      As of September 30, 1996, Quest-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of

The  Royce  Funds  having  a total value of  approximately  $21.2 million, and Quest's and QMC's equity interests in such private investment companies totalled approximately $3.4 million.


                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net
Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be selected by Quest and valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                               TAXATION

      Each Fund (except Royce GiftShares) has qualified and intends to remain qualified, and Royce GiftShares Fund intends to qualify and to remain qualified, each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.
      By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

      A non-deductible 4% excise tax will be imposed on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending

October 31 of such calendar year and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.


Distributions

      For Federal income tax purposes, distributions by each Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, or under other generally applicable statutory limitations.

      So  long  as  a  Fund  qualifies as a regulated  investment company and satisfies the 90% distribution requirement, distributions by such Fund from net capital gains will be taxable as long-term capital gains, whether received in cash or reinvested in shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Long-term capital gains of non-corporate shareholders, although fully includable in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

       The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.


Timing of Purchases and Distributions

      At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution as they will receive a distribution that is taxable to them.


Sales or Redemptions of Shares

      Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Such gain or loss will be long-term capital gain or loss if the shares disposed of were held for more than one year. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares.

                            *  *  *

       The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


Royce GiftShares Fund

     Gift Taxes

     An investment in Royce GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the options selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if he or she makes gifts (including the gift of Fund shares and any gifts by his or her spouse treated as made by him or her) totaling more than $10,000 to the same individual during that year or if he or she makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

      If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion (currently, $10,000). Consequently, the Donor will have to file a Federal gift tax return IRS (Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.

      If the Donor selects the Split Option, the portion of the gift representing the Beneficiary's income interest will be a "present interest" that will qualify for the Federal annual gift tax exclusion, and the balance will be a "future interest" that will not so qualify. The value of the income interest is the present value of the Beneficiary's right to receive the Trust income for the 40 year term of this Trust (without regard to the possibility that the Trust may be terminated sooner) or until the Beneficiary's earlier death, using actuarial tables and interest rate assumptions prescribed by the Internal Revenue Service in effect on the date of the gift. Using the assumptions currently in effect, the income interest portion of Royce GiftShares Fund Trusts using the Split Option and created for Beneficiaries aged 15, 20, 25, 30 and 35 would be 92.8%, 92.4%, 91.9%, 91.0% and
89.5%, respectively. Nevertheless, the Donor will have to file a Federal gift tax return reporting the gift and identifying the portion that does not represent a present interest, no matter how small. The Donor should consult with his or her tax adviser to determine the manner in which the gift must be reported for Federal gift tax purposes.

      No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal gift and estate tax exclusion equivalent amount (currently, $600,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

     The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.


     Generation-Skipping Transfer Taxes

     If the Beneficiary of a gift of Royce GiftShares Fund shares is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). The Donor may protect these gifts from the GST tax by allocating his or her GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000). The tax rate on transfers subject to GST tax is the maximum Federal estate tax rate (currently, 55%). Gifts subject to GST tax, whether or not covered by the GST tax exemption, must be reported on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the options selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

     Income Taxes

      The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains, and the "throwback rules" of the Code will not apply when the Trust terminates. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the

Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the Trust's ordinary income and short-term capital gains and the Trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the Beneficiary selects this option, he or she will receive those fractions of his or her Trust's income and capital gains annually for the duration of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education, and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

     If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%), but at a much lower taxable income level (for 1996, $7,900) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 28 %. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. If the Trust terminates after the Beneficiary reaches age 21, the distribution of the balance of the trust fund may be treated as an "accumulation distribution" under the so-called "throwback rules" of the Code, which could result in the imposition of additional income tax on the Beneficiary. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year and the amount (if any) of any accumulation distribution subject to the "throwback rules" of the Code.

      If the Donor selects the Split Option, the Trust will be subject to Federal income tax only on capital gains earned by the Trust (which would include all capital gains distributions on the shares of the Fund held in the Trust), less a $300 exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule used for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%) but at a much lower taxable income level (for 1996, $7,900) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal tax rate is currently limited to 28%. The Trustee will raise the cash necessary to pay any Federal or state income tax by redeeming Fund shares. The Trust will receive any net investment income dividends paid by the Fund in cash, the Trustee will distribute all of the Trust's net income to the Beneficiary and the Beneficiary will be subject to Federal income tax on all ordinary income received from the Trust each year. The Beneficiary will not pay Federal income taxes on any of the Trust's capital gains, except those earned in the year of the Trust's termination, and the "throwback rules" of the Code will not apply when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement each year showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

     When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternative valuation date for Federal estate tax purposes, if elected).


     Consultation With Qualified Tax Adviser

      Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.


                    DESCRIPTION OF THE TRUST

Trust Organization

     The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Quest and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and QDI continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (Each Fund presently has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

     Each of the Trustees currently in office were elected by the Trust's predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce GiftShares Fund trusts will send notices of meetings of Royce GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as GiftShares Fund shares for which proxies are returned.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.


Shareholder Liability

      Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against of the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.


Total Return Calculations

     Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.




Historical Fund Results

      The  following  table shows certain  of  the  Funds'  total returns for the periods indicated. Such total returns reflect all income  earned by each Fund, any appreciation or depreciation  of the  assets of such Fund and all expenses incurred by  such  Fund for  the  stated  periods.  The table compares the  Funds'  total returns  to the records of the Russell 2000 Index (Russell  2000)
and  Standard & Poor's 500 Composite Stock Price Index (S&P  500)
over  the same periods.  The comparison to the Russell 2000 shows how  the  Funds' total returns compared to the record of a  broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record  of a broad average of common stock prices over  the  same
period.   The Funds have the ability to invest in securities  not
included in the indices, and their investment portfolios  may  or may  not  be similar in composition to the indices.  Figures  for the  indices  are  based  on the prices of  unmanaged  groups  of stocks,  and, unlike the Funds, their returns do not include  the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.
                           Period Ended
Fund                       December 31, 1995      Russell 2000    S&P 500
Pennsylvania Mutual Fund
1 Year Total Return             18.7%                 28.4%      37.5%
5  Year  Average Annual
Total Return                    15.0                  21.1       16.6
10  year  Average Annual
Total Return                    11.3                  11.3       14.8

Royce Premier Fund
1 Year Total Return             17.8%                 28.4%      37.5%
Average  Annual Total
Return since 12-31-91           13.8                  15.4       13.3
(commencement of operations)

Royce Micro-Cap Fund
1 Year Total Return             19.1%                 28.4%      37.5%
Average  Annual Total
Return since 12-31-91           18.5                  15.4       13.3
(commencement of operations)

Royce Equity Income Fund
1 Year Total Return             16.4%                 28.4%      37.5%
5  Year  Average Annual
Total Return                    14.6                  21.0       16.6
Average  Annual Total
Return since 1-2-90              9.0                  12.9       12.7
(commencement of operations)

Royce Low-Priced Stock Fund
1 Year Total Return             22.5%                 28.4%      37.5%
Average  Annual Total
Return since 12-15-93           12.2                  13.9       18.2
(commencement of operations)

Royce Value Fund
1 Year Total Return             18.7%                 28.4%      37.5%
5  Year  Average Annual
Total Return                    14.4                  21.1       16.6
10  Year  Average Annual
Total Return                    10.0                  11.3       14.8

Royce Total Return Fund
1 Year Total Return             26.9%                 28.4%      37.5%
Average  Annual Total
Return since 12-15-93           15.1                  13.9       18.2
(commencement of operations)

                           Period Ended
Fund                       December 31, 1995     Russell 2000   S&P 500

Royce Global Services Fund
1 Year Total Return             21.2%               28.4%         37.5%
Average  Annual Total
Return since 12-15-94           21.7                31.7          36.8
(commencement of operations)

      During the applicable period ended December 31, 1995, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Fund/Period Commencement Date    Hypothetical Investment at December 31, 1995
Pennsylvania Mutual Fund (12-31-75)                $262,700
Royce Premier Fund (12-31-91)                        16,774
Royce Micro-Cap Fund (12-31-91)                      19,731
Royce Equity Income Fund (1-2-90)                    16,760
Royce Low-Priced Stock Fund (12-15-93)               12,642
Royce Value Fund (12-31-82)                          47,325
Royce Total Return Fund (12-15-93)                   13,339
Royce Global Services Fund (12-15-94)                12,269

     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1995 were:

     Fund                     Lipper Ranking

Pennsylvania  Mutual Fund     264 out of 304 small  company growth Funds
Royce Premier Fund            273 out of 304 small company growth funds
Royce Micro-Cap Fund          263 out of 304 small company growth funds
Royce Equity Income Fund      114 out of 129 equity income funds
Royce Low-Priced Stock Fund   226 out of 304 small company growth funds
Royce Value Fund              265 out of 304 small company growth funds
Royce  Total Return Fund      358 out of 439 growth and income funds
Royce Global Services Fund     23 out of 127 global funds

Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of June 30, 1996, the average included 220 capital appreciation funds, 705 growth funds, 161 Mid-Cap Funds, 414 small company growth funds, 553 growth and income funds, 162 equity income funds, and 48 S&P Index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income.

      The Lipper Growth & Income Fund Index can be used to show how the Total Return Fund's performance compares to a set of growth and income funds. The Lipper Growth & Income Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      The Lipper Global Fund Index can be used to show how the Global Services Fund's performance compares to a set of global funds. The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds in Lipper's global investment objective category.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

      The  capital markets tracked by Ibbotson are common stocks,
small   capitalization   stocks,   long-term   corporate   bonds,
intermediate-term  government bonds, long-term government  bonds,
U.S.  Treasury  bills  and  the U.S. rate  of  inflation.   These
capital  markets  are based on the returns of  several  different
indices.  For  common stocks, the S&P 500  is  used.   For  small
capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. Growth and Income Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of August 31, 1996 DFA contained approximately 2,700 stocks, with a median market capitalization of about $114 million.

      The S&P 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of June 30, 1996, the weighted mean market value of a company in this Index was approximately $671 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Quest may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended August 31, 1996, the average risk score for the 1,666 equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 204 small company funds rated by Morningstar with a three-year history was 1.11 and the average risk score for the 82 equity income funds rated by Morningstar with a three-year history was 0.64. For the three years ended December 31, 1995, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and either its small company or equity income funds categories, as applicable, were as follows:

         Morningstar                Rating within Morningstar Category of
Fund    Risk  Score    Equity Funds   Small Company Funds Equity Income Funds

Pennsylvania  0.62     Within lowest 10% Within lowest 10%          -
Mutual


Premier      0.36      Within lowest 5%  Lowest risk score          -

Micro-Cap    0.56     Within lowest 10%  Within lowest 5%           -

Equity       0.51     Within lowest  15%        -      Within lowest 15%
Income

Value        0.62    Within lowest 10%   Within lowest 10%          -

      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.


Risk Measurements

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      Standard  Deviation.  The risk associated with  a  fund  or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented are annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

       Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.